COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Summary of Commitments Under Leases, Outsourcing and Other Agreements Due
The following table presents a summary of Hydro One’s commitments under outsourcing and other agreements due in the next five years and thereafter:

As at December 31, 2024 (millions of dollars)	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Outsourcing and other agreements	70	28	21	10	4	14
Long-term software/meter agreement	2	2	2	2	2	—
East-West Tie Limited Partnership	257	—	—	—	—	—

Summary of Other Commitments
The following table presents a summary of Hydro One’s other commercial commitments by year of expiry in the next five years and thereafter:

As at December 31, 2024 (millions of dollars)	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Operating Credit Facilities[1]	—	—	—	—	3,300	—
Letters of credit[2]	179	—	—	—	—	—
Guarantees[3]	510	—	—	—	—	—
1 On June 1, 2024, the maturity date for the Operating Credit Facilities was extended to 2029.
[2] Letters of credit consist of $153 million letters of credit related to retirement compensation arrangements, a $19 million letter of credit provided to the IESO for prudential support, and $7 million in letters of credit for various operating purposes.
[3] Guarantees consist of $475 million prudential support provided to the IESO by Hydro One Inc. on behalf of its subsidiaries, as well as $30 million of guarantees provided by Hydro One to ONroute relating to OCN LP (OCN Guarantee) and $5 million relating to Aux Energy Inc.